Financial risk management (Details 7) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Exports affecting the statement of income	$ 2,606	$ (3,979)	$ 6,286	$ (4,853)
Foreign exchange variation	2,032	$ (3,540)	5,068	$ (4,421)
Non Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Amounts designated	70,052		70,052		$ 65,900
Additional hedging relationships designated, designations revoked and hedging instruments re-designated			16,495
Exports affecting the statement of income			(6,413)
Principal repayments / amortization			(5,930)
Nominal value of hedging instrument (finance debt and lease liability)	92,116		92,116
Non Derivative Financial Instruments [Member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Amounts designated	382,279		382,279		$ 408,073
Additional hedging relationships designated, designations revoked and hedging instruments re-designated			94,522
Exports affecting the statement of income			(37,215)
Principal repayments / amortization			(34,112)
Foreign exchange variation			(48,989)
Nominal value of hedging instrument (finance debt and lease liability)	$ 502,689		$ 502,689